BORROWINGS (Short-term) (Details)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Short-term bank borrowings	¥ 6,046,574,490		¥ 5,245,641,157
Long-term bank borrowings-current portion	157,865,822		242,987,883
Total short-term borrowings	¥ 6,204,440,312	$ 953,605,015	¥ 5,488,629,040